SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	2 Months Ended
	May 09, 2023	May 05, 2023	Jan. 31, 2023	Feb. 17, 2023	May 02, 2023	Apr. 26, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, shares authorized							20,000,000	20,000,000	20,000,000
Common stock, shares issued							20,000,000	18,092,663	5,142,641
Issuance of True Up Shares for prior Conversions of Series C Preferred Stock
Conversion of preferred stock into common number of common stock, shares			571,194	238
Conversion of preferred stock into common stock			32
Conversion of preferred stock into common stock, price per share				$ 1.2813
Shares conversion price per share				$ 1.2813
Number of trading days				60
Conversions of Series C Preferred Stock				1,336,143
Conversion of preferred stock into common number of common stock, price per share decreased from previous per share amount				$ 1.7124
Subsequent Event Member
Common stock, shares authorized						20,000,000
Increase common stock, shares authorized						500,000,000
Agro Consulting LLC [Member]
Conversion of preferred stock into common number of common stock, shares				222,283
Conversion of preferred stock into common stock			32
Conversion of preferred stock into common stock, price per share				$ 1.2813
Conversion of preferred stock into common number of common stock, amount				$ 5.9
EMC Capital Partners [Member] | Subsequent Event Member
Common stock, shares issued					730,241
Antilles Family Office, LLC [Member]
Preferred stock, shares issued				238
Antilles [Member] | Subsequent Event Member
Conversion of preferred stock into common number of common stock, shares	173	1,653,098
Conversion of preferred stock into common stock		65
Conversion of preferred stock into common stock, value	$ 4.4
Conversion of preferred stock into common stock, price per share	$ 1.2521
Common stock, shares issued					242,640